DEBT - Summary of Debt (Details) - USD ($)	Dec. 31, 2019	Nov. 30, 2019	May 31, 2019	Feb. 28, 2019	Dec. 31, 2018	May 31, 2018	Dec. 31, 2017	Feb. 28, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Deferred charges	$ (8,278,000)				$ (3,634,000)		$ (3,935,000)
Total debt	1,113,870,000				1,349,042,000		$ 1,244,459,000
Less: current portion	(87,787,000)				(471,764,000)
Noncurrent portion	1,026,083,000				877,278,000
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	1,122,148,000				1,185,294,000
Term Loan Facility $155.3 Million [Member]
Debt Instrument [Line Items]
Principal amount	155,300,000	$ 155,300,000
Long-term debt	155,355,000				0
Term Loan Facility $93.75 Million [Member]
Debt Instrument [Line Items]
Principal amount	93,750,000		$ 93,750,000
Long-term debt	90,463,000				0
Term Loan Facility $131.79 Million [Member]
Debt Instrument [Line Items]
Principal amount	131,790,000		131,790,000
Long-term debt	125,872,000				0
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount	284,000,000.0	$ 284,000,000.0
Long-term debt	0				168,320,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount	420,000,000.0			$ 420,000,000					$ 420,000,000.0
Long-term debt	320,159,000				331,795,000
Total debt	320,200,000				331,800,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount	425,000,000.0							$ 425,000,000.0
Long-term debt	322,502,000				347,154,000
Total debt	322,500,000				347,200,000
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount	102,700,000		102,700,000
Long-term debt	0				94,225,000
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount	73,400,000		73,400,000
Long-term debt	0				60,199,000
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount	80,200,000		$ 80,200,000
Long-term debt	0				67,669,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Principal amount	120,000,000.0					$ 120,000,000.0
Long-term debt	107,797,000				115,932,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0				$ 167,382,000